As filed with the Securities and Exchange Commission on October 27, 2008

File Nos.: 33-18983

811-5415

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT
UNDER THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 31	☒
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY
ACT OF 1940	☒
Amendment No. 33	☒

Morgan Stanley Global Infrastructure Fund

(formerly Morgan Stanley Utilities Fund)

(Massachusetts business trust)

(Exact Name of Registrant as Specified in Charter)

522 Fifth Avenue

New York, New York 10036

(Address of Principal Executive Office)

Registrant’s Telephone Number, Including Area Code: (800) 869-6397

Amy R. Doberman, Esq.

522 Fifth Avenue

New York, New York 10036

(Name and Address of Agent for Service)

Copy to:

Carl Frischling, Esq.	Stuart M. Strauss, Esq.
Kramer Levin Naftalis & Frankel LLP	Clifford Chance US LLP
1177 Avenue of the Americas	31 West 52nd St
New York, New York 10036	New York, New York 10019

Approximate Date of Proposed Public Offering:

As soon as practicable after this Post-Effective Amendment becomes effective.

It is proposed that this filing will become effective (check appropriate box):

☐                                    Immediately upon filing pursuant to paragraph (b)

☒                                  On November 3, 2008 pursuant to paragraph (b)

☐                                    60 days after filing pursuant to paragraph (a)(1)

☐                                    On (date) pursuant to paragraph (a)(1)

☐                                    75 days after filing pursuant to paragraph (a)(2)

☐                                    On (date) pursuant to paragraph (a)(2) of Rule 485.

Amending the Prospectus and Updating Financial Statements

If appropriate, check the following box:

☒                                  This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

The sole purpose of this filing is to delay the effectiveness of the Trust’s Post-Effective Amendment No. 30 to its Registration Statement until November 3, 2008.  Post-Effective Amendment No. 30 to the Trust’s Registration Statement was filed in order to implement certain changes to the Trust’s  investment strategies and to change the Trust’s name from the Morgan Stanley Utilities Fund to the Morgan Stanley Global Infrastructure Fund.  Parts A, B and C of Registrant’s Post-Effective Amendment No. 30 under the Securities Act of 1933 and Amendment No. 32 under the Investment  Company Act of 1940, filed on August 29, 2008 are incorporated by reference herein.

2

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and State of New York on the 27th day of October, 2008.

MORGAN STANLEY GLOBAL INFRASTRUCTURE FUND

By:	/s/ Randy Takian
Randy Takian
President and Principal Executive Officer

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 31 has been signed below by the following persons in the capacities and on the dates indicated.

Signatures		Title	Date

(1)	Principal Executive Officer	President and Principal Executive Officer

By:	/s/ Randy Takian
	Randy Takian	October 27, 2008

(2)	Principal Financial Officer	Chief Financial Officer

By:	/s/ Francis J. Smith
	Francis J. Smith	October 27, 2008

(3)	Majority of the Trustees

James F. Higgins

By:	/s/ Stefanie V. Chang Yu
Stefanie V. Chang Yu
	Attorney-in-Fact	October 27, 2008

Frank L. Bowman	Michael F. Klein
Michael Bozic	Michael E. Nugent (Chairman)
Kathleen A. Dennis	W. Allen Reed
Manuel H. Johnson	Fergus Reid
Joseph J. Kearns

By:	/s/ Carl Frischling
Carl Frischling
	Attorney-in-Fact	October 27, 2008